SECURITIES - Amortized Cost and Fair Value by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost
Due in less than one year	$ 302	$ 0
Due from one year to five years	2,766	1,200
Due after five to ten years	26,475	15,518
Due after ten years	62,651	74,225
Mortgage-backed securities	37,123	18,753
Amortized Cost	129,317	109,696
Fair Value
Due in less than one year	302	0
Due from one year to five years	2,790	1,241
Due after five to ten years	26,764	15,873
Due after ten years	65,196	77,773
Mortgage-backed securities	37,120	19,114
Total securities available for sale	132,172	114,001
Amortized Cost
Due in less than one year	0	0
Due from one year to five years	0	0
Due after five to ten years	1,100	0
Due after ten years	18,572	0
Mortgage-backed securities	0	0
Amortized Cost	19,672	0
Securities Held to Maturity
Due in less than one year	0	0
Due from one year to five years	0	0
Due after five to ten years	1,115	0
Due after ten years	18,795	0
Mortgage-backed securities	0	0
Securities held to maturity, at amortized cost	19,910	0
Total securities
Amortized Cost	148,989	109,696
Fair Value	$ 152,082	$ 114,001